Divestment - Equity Method Investment in Consolidated Statement of Operations (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 15, 2013
Result investments and associates
ASMI share net earnings March 16 - December 31, 2013	€ 61,150	€ 23,727
Impairment loss		(335,406)
Reported on line result investments and associates	38,632	1,030,132	(766)
Asm Pacific Technology Ltd [Member]
Result investments and associates
Realized gain on sale 11.88% ASMPT shares				243,000
Percentage of stake sold				11.88%
Asm Pacific Technology Ltd [Member]
Result investments and associates
ASMI share net earnings March 16 - December 31, 2013	61,428	23,727
Realized gain on sale 11.88% ASMPT shares		242,838
Unrealized remeasurement gain on retained 40.08% ASMPT shares		1,155,625		1,156,000
Impairment loss		(335,406)
Amortization other intangible assets and fair value changes from PPA		(56,652)
Reported on line result investments and associates		€ 1,030,132
Non-consolidated ownership percentage	39.75%	39.94%		40.08% [1]

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%, and in 2014 to 39.75%.